Share Capital - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Restricted Stock Units [Line Items]
Opening balance April 1
RSU’s granted	12,713
Exercised	(4,838)
Balance as at September 30,	7,875